Fair values of financial assets and liabilities - Schedule of Financial Assets Carried at Fair Value by Valuation Hierarchy (Details) - GBP (£) £ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of fair value measurement of assets [line items]
Loans and advances to customers	£ 470,268	£ 461,504
Debt securities	15,128	11,983
Financial assets at fair value through profit or loss	1,761	2,279
Derivative financial instruments	3,088	3,260
Total financial assets carried at fair value	45,214	41,796
Level 1 £m
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	296	281
Derivative financial instruments	0	0
Total financial assets carried at fair value	25,647	24,421
Level 2 £m
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	1,216	1,711
Derivative financial instruments	3,088	3,260
Total financial assets carried at fair value	19,269	17,038
Level 3 £m
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	249	287
Derivative financial instruments	0	0
Total financial assets carried at fair value	298	337
Financial assets at fair value through profit or loss
Disclosure of fair value measurement of assets [line items]
Loans and advances to customers	1,453	1,993
Debt securities	7	0
Equity shares	301	286
Financial assets at fair value through profit or loss | Level 1 £m
Disclosure of fair value measurement of assets [line items]
Loans and advances to customers	0	0
Debt securities	0	0
Equity shares	296	281
Financial assets at fair value through profit or loss | Level 2 £m
Disclosure of fair value measurement of assets [line items]
Loans and advances to customers	1,216	1,711
Debt securities	0	0
Equity shares	0	0
Financial assets at fair value through profit or loss | Level 3 £m
Disclosure of fair value measurement of assets [line items]
Loans and advances to customers	237	282
Debt securities	7	0
Equity shares	5	5
Financial assets at fair value through other comprehensive income
Disclosure of fair value measurement of assets [line items]
Debt securities	40,365	36,257
Financial assets at fair value through other comprehensive income | Level 1 £m
Disclosure of fair value measurement of assets [line items]
Debt securities	25,351	24,140
Financial assets at fair value through other comprehensive income | Level 2 £m
Disclosure of fair value measurement of assets [line items]
Debt securities	14,965	12,067
Financial assets at fair value through other comprehensive income | Level 3 £m
Disclosure of fair value measurement of assets [line items]
Debt securities	£ 49	£ 50